BALANCE SHEET INFORMATION - Schedule of Change in Accrued Warranty Balance (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Change in accrued warranty:
Beginning balance	$ 1,545	$ 2,094	$ 1,899	$ 2,383
Standard Product Warranty Accrual, Increase for Warranties Issued	1,172	2,563	3,477	3,717
Standard Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	52	(141)	(18)	(156)
Standard Product Warranty Accrual, Decrease for Payments	(1,416)	(2,971)	(3,264)	(4,045)
Ending balance	$ 1,353	$ 1,545	$ 2,094	$ 1,899